Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.98%
Australia–1.74%
BHP Group Ltd., ADR	391,144	$26,120,596
China–8.52%
Alibaba Group Holding Ltd., ADR(a)	121,726	30,897,711
Baidu, Inc., ADR(a)	122,572	28,806,871
China Hongxing Sports Ltd.(a)(b)	36,005,000	27
China Resources Cement Holdings Ltd.	9,066,000	10,028,054
Geely Automobile Holdings Ltd.	3,869,000	14,045,486
Ping An Insurance (Group) Co. of China Ltd., H Shares	485,500	5,726,247
Tencent Holdings Ltd.	246,800	21,605,630
Trip.com Group Ltd., ADR(a)	260,926	8,305,275
Yum China Holdings, Inc.	153,334	8,695,571
		128,110,872
Denmark–2.41%
Carlsberg A/S, Class B	94,913	13,913,144
Novo Nordisk A/S, Class B	320,719	22,307,825
		36,220,969
France–8.29%
Air Liquide S.A.	289,391	47,290,553
Kering S.A.	20,258	13,293,784
L’Oreal S.A.	20,241	7,094,961
Societe Generale S.A.(a)	1,166,483	21,798,028
Ubisoft Entertainment S.A.(a)	104,459	10,445,866
Valeo S.A.	362,970	13,559,716
Worldline S.A.(a)(c)	130,674	11,095,750
		124,578,658
Germany–13.07%
adidas AG(a)	106,474	33,843,554
Continental AG	228,057	32,057,985
Fresenius Medical Care AG & Co. KGaA	333,655	27,081,913
Infineon Technologies AG	840,723	33,811,963
SAP SE	213,434	27,169,860
Siemens AG	149,829	23,203,522
Siemens Healthineers AG(c)	144,762	8,124,091
Volkswagen AG, Preference Shares	58,494	11,122,419
		196,415,307
Japan–21.85%
Bandai Namco Holdings, Inc.	246,800	21,024,025
Disco Corp.	19,100	6,195,531
Hitachi Ltd.	425,300	17,566,580
ITOCHU Corp.	690,000	19,808,504
Komatsu Ltd.	591,300	16,294,655
Marubeni Corp.	2,357,500	15,717,429
Mitsubishi Electric Corp.	1,627,900	24,890,118
Murata Manufacturing Co. Ltd.	133,700	12,876,621
Nabtesco Corp.	278,900	12,538,754
Nintendo Co. Ltd.	51,900	29,995,294
ORIX Corp.	784,500	12,719,048
Recruit Holdings Co. Ltd.	395,500	17,231,980
SCREEN Holdings Co. Ltd.	97,700	7,578,657
Shares		Value
Japan–(continued)
Sekisui House Ltd.	662,500	$12,816,705
Sony Corp.	512,300	49,024,331
Takeda Pharmaceutical Co. Ltd.	254,200	8,912,858
TDK Corp.	232,700	37,670,244
Z Holdings Corp.	910,900	5,635,053
		328,496,387
Macau–0.65%
Wynn Macau Ltd.(a)	6,036,000	9,788,237
Netherlands–3.50%
Akzo Nobel N.V.	153,779	15,592,048
NXP Semiconductors N.V.	150,692	24,181,545
Prosus N.V.(a)	109,928	12,772,405
		52,545,998
New Zealand–1.40%
Spark New Zealand Ltd.	6,104,021	21,004,237
Singapore–0.82%
Oversea-Chinese Banking Corp. Ltd.	1,605,200	12,395,403
South Africa–3.62%
Anglo American PLC	1,157,597	38,066,593
Gold Fields Ltd., ADR	1,754,161	16,366,322
		54,432,915
South Korea–7.54%
Korea Zinc Co. Ltd.	31,386	11,349,082
Samsung Electro-Mechanics Co. Ltd.	139,681	25,325,125
Samsung Electronics Co. Ltd.	476,232	34,756,319
SK Hynix, Inc.	385,570	41,969,337
		113,399,863
Switzerland–7.42%
Adecco Group AG	171,610	10,746,472
Cie Financiere Richemont S.A.	209,688	19,483,066
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	138,702	45,157
SGS S.A.	5,628	17,107,330
STMicroelectronics N.V., New York Shares	1,033,907	41,304,585
UBS Group AG	1,582,911	22,851,659
		111,538,269
Taiwan–1.62%
Hon Hai Precision Industry Co. Ltd.	1,651,000	6,586,316
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	146,501	17,802,802
		24,389,118
Thailand–0.34%
CP ALL PCL, Foreign Shares	2,699,100	5,162,829
United Kingdom–6.52%
Burberry Group PLC(a)	183,958	4,326,053
Diageo PLC	565,028	22,801,579
Entain PLC(a)	709,658	11,993,482
Royal Dutch Shell PLC, Class B, ADR	529,456	18,472,720

See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Shares		Value
United Kingdom–(continued)
Standard Chartered PLC(a)	1,350,285	$8,199,232
THG Holdings Ltd.(a)	904,555	8,931,299
Unilever PLC	398,498	23,227,418
		97,951,783
United States–5.67%
James Hardie Industries PLC, CDI(a)	599,445	16,757,154
Medtronic PLC	206,661	23,007,569
QUALCOMM, Inc.	231,344	36,154,440
TE Connectivity Ltd.	78,025	9,394,210
		85,313,373
Total Common Stocks & Other Equity Interests (Cost $1,032,014,560)		1,427,864,814
Shares		Value
Money Market Funds–3.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	16,174,900	$16,174,900
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	11,548,466	11,553,086
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	18,485,600	18,485,600
Total Money Market Funds (Cost $46,213,586)		46,213,586
TOTAL INVESTMENTS IN SECURITIES—98.05% (Cost $1,078,228,146)		1,474,078,400
OTHER ASSETS LESS LIABILITIES–1.95%		29,264,515
NET ASSETS–100.00%		$1,503,342,915
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $19,219,841, which represented 1.28% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,030,837	$77,274,004	$(86,129,941)	$-	$-	$16,174,900	$344
Invesco Liquid Assets Portfolio, Institutional Class	17,877,708	55,195,717	(61,520,511)	1,074	(902)	11,553,086	944
Invesco Treasury Portfolio, Institutional Class	28,606,671	88,313,148	(98,434,219)	-	-	18,485,600	219
Total	$71,515,216	$220,782,869	$(246,084,671)	$1,074	$(902)	$46,213,586	$1,507

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$26,120,596	$—	$—	$26,120,596
China	76,705,428	51,405,417	27	128,110,872
Denmark	—	36,220,969	—	36,220,969
France	—	124,578,658	—	124,578,658
Germany	—	196,415,307	—	196,415,307
Japan	—	328,496,387	—	328,496,387
Macau	—	9,788,237	—	9,788,237
Netherlands	24,181,545	28,364,453	—	52,545,998
New Zealand	—	21,004,237	—	21,004,237
Singapore	—	12,395,403	—	12,395,403
South Africa	16,366,322	38,066,593	—	54,432,915
South Korea	—	113,399,863	—	113,399,863
Switzerland	41,349,742	70,188,527	—	111,538,269
Taiwan	17,802,802	6,586,316	—	24,389,118
Thailand	5,162,829	—	—	5,162,829
United Kingdom	18,472,720	79,479,063	—	97,951,783
United States	68,556,219	16,757,154	—	85,313,373
Money Market Funds	46,213,586	—	—	46,213,586
Total Investments	$340,931,789	$1,133,146,584	$27	$1,474,078,400
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Equity Fund